Business Segment Information (Tables)	12 Months Ended
Mar. 31, 2011
Business Segment Information (Tables) [Abstract]
Operating segments and geographic information

				Thousands of
	Millions of yen			U.S. dollars
Operating segments:	2011	2010	2009	2011
Net sales:
Construction, Mining and Utility Equipment—
External customers	¥1,615,689	¥1,268,575	¥1,744,733	$19,466,132
Intersegment	2,392	2,690	4,653	28,819

Total	1,618,081	1,271,265	1,749,386	19,494,951
Industrial Machinery and Others—
External customers	227,438	162,989	277,010	2,740,217
Intersegment	10,916	15,619	26,389	131,518

Total	238,354	178,608	303,399	2,871,735
Elimination	(13,308)	(18,309)	(31,042)	(160,337)

Consolidated	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Segment profit:
Construction, Mining and Utility Equipment	¥220,830	¥83,061	¥180,455	$2,660,603
Industrial Machinery and Others	20,965	2,998	12,891	252,590

Total segment profit	241,795	86,059	193,346	2,913,193
Corporate expenses and elimination	(6,823)	(5,340)	(4,688)	(82,205)

Total	234,972	80,719	188,658	2,830,988
Impairment loss on long-lived assets	5,142	3,332	16,414	61,952
Impairment loss on goodwill	—	—	2,003	—
Other operating income (expenses)	(6,901)	(10,352)	(18,293)	(83,145)
Operating income	222,929	67,035	151,948	2,685,891
Interest and dividend income	4,493	6,158	8,621	54,133
Interest expense	(6,475)	(8,502)	(14,576)	(78,012)
Other-net	(1,138)	288	(17,211)	(13,711)

Consolidated income before income taxes and equity in earnings of affiliated companies	¥219,809	¥64,979	¥128,782	$2,648,301

Segment assets:
Construction, Mining and Utility Equipment	¥1,859,004	¥1,682,542	¥1,639,720	$22,397,638
Industrial Machinery and Others	270,736	207,551	254,200	3,261,880
Corporate assets and elimination	19,397	68,962	75,139	233,699

Consolidated	¥2,149,137	¥1,959,055	¥1,969,059	$25,893,217

Depreciation and amortization:
Construction, Mining and Utility Equipment	¥80,780	¥82,508	¥87,260	$973,253
Industrial Machinery and Others	7,662	7,707	9,981	92,313

Consolidated	¥88,442	¥90,215	¥97,241	$1,065,566

Capital investment:
Construction, Mining and Utility Equipment	¥92,049	¥92,979	¥152,803	$1,109,024
Industrial Machinery and Others	5,689	3,212	9,709	68,542

Consolidated	¥97,738	¥96,191	¥162,512	$1,177,566

Impairment loss on long-lived assets and goodwill included in each segment asset

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Impairment loss on long-lived assets
Construction, Mining and Utility Equipment	¥4,969	¥3,063	¥13,998	$59,868
Industrial Machinery and Others	173	269	2,416	2,084

Total	¥5,142	¥3,332	¥16,414	$61,952

Impairment loss on goodwill
Construction, Mining and Utility Equipment	¥—	¥—	¥2,003	$—
Industrial Machinery and Others	—	—	—	—

Total	¥—	¥—	¥2,003	$—

Net sales to customers recognized by sales destination

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net sales to external customers:
Japan	¥349,184	¥323,813	¥452,172	$4,207,036
The Americas	397,427	323,984	503,450	4,788,277
Europe and CIS	165,418	127,377	284,029	1,992,988
China	428,208	270,870	236,226	5,159,133
Asia (excluding Japan, China) and Oceania	398,366	299,864	335,574	4,799,590
Middle East and Africa	104,524	85,656	210,292	1,259,325

Consolidated net sales	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Net sales recognized by geographic origin and property, plant and equipment

				Thousands of
	Millions of yen			U.S. dollars
	2011	2010	2009	2011
Net sales to external customers:
Japan	¥641,502	¥498,568	¥831,569	$7,728,939
U.S.A.	391,380	311,170	469,047	4,715,422
Europe and CIS	175,217	141,510	269,139	2,111,048
China	332,581	238,102	174,466	4,007,000
Others	302,447	242,214	277,522	3,643,940

Total	¥1,843,127	¥1,431,564	¥2,021,743	$22,206,349

Property, plant and equipment:
Japan	¥354,797	¥380,592	¥400,554	$4,274,663
U.S.A.	63,972	62,637	68,170	770,747
Europe and CIS	29,868	35,811	28,207	359,855
Others	59,750	46,060	28,531	719,879

Total	¥508,387	¥525,100	¥525,462	$6,125,144